Income Taxes	12 Months Ended
Mar. 31, 2013
Income Taxes

15. Income Taxes

The sources of income before income taxes and equity in earnings of affiliated companies and the sources of income taxes for the years ended March 31, 2013, 2012 and 2011, were as follows:

	Millions of yen
	2013	2012	2011
Income before income taxes and equity in earnings of affiliated companies:
Domestic	¥54,445	¥79,712	¥68,682
Foreign	150,158	169,897	151,127

	¥204,603	¥249,609	¥219,809

Income taxes:
Current –
Domestic	¥23,885	¥16,618	¥15,391
Foreign	50,743	49,802	42,532

	¥74,628	¥66,420	¥57,923

Deferred –
Domestic	¥(2,627)	¥8,911	¥4,885
Foreign	(2,912)	(861)	1,898

	¥(5,539)	¥8,050	¥6,783

Total	¥69,089	¥74,470	¥64,706

Total income taxes recognized for the years ended March 31, 2013, 2012 and 2011 were applicable to the following:

	Millions of yen
	2013	2012	2011
Income before income taxes and equity in earnings of affiliated companies	¥69,089	¥74,470	¥64,706
Other comprehensive income(loss):
Foreign currency translation adjustments	220	(591)	(493)
Net unrealized holding gains(losses) on securities available for sale	2,412	(70)	1,323
Pension liability adjustments	1,495	(230)	(1,456)
Net unrealized holding gains(losses) on derivative instruments	356	(852)	(54)

Total income taxes	¥73,572	¥72,727	¥64,026

Temporary differences and tax loss carryforwards which gave rise to deferred tax assets and liabilities at March 31, 2013 and 2012, are as follows:

	Millions of yen
	2013	2012
Deferred tax assets:
Allowances provided, not yet recognized for tax	¥4,537	¥5,151
Accrued expenses	38,093	33,801
Investment securities	5,828	5,691
Pension and retirement benefits	11,120	13,619
Property, plant and equipment	10,735	11,066
Inventories	10,783	9,460
Net operating loss carryforwards	19,143	14,265
Research and development expenses	1,376	1,255
Other	12,141	8,170

Total gross deferred tax assets	113,756	102,478
Less valuation allowance	(25,015)	(20,730)

Total deferred tax assets	¥88,741	¥81,748

Deferred tax liabilities:
Unrealized holding gains on securities available for sale	¥11,750	¥8,776
Property, plant and equipment	10,705	11,267
Intangible assets	10,583	10,584
Undistributed earnings of foreign subsidiaries and affiliated companies accounted for by the equity method	5,393	4,724

Total deferred tax liabilities	¥38,431	¥35,351

Total deferred tax assets	¥50,310	¥46,397

Net deferred tax assets and liabilities as of March 31, 2013 and 2012 are reflected on the consolidated balance sheets under the following captions:

	Millions of yen
	2013	2012
Deferred income taxes and other current assets	¥55,591	¥44,825
Deferred income taxes and other assets	13,442	18,835
Deferred income taxes and other current liabilities	(507)	(687)
Deferred income taxes and other liabilities	(18,216)	(16,576)

	¥50,310	¥46,397

The valuation allowances were ¥36,690 million and ¥49,081 million as of March 31, 2011 and 2010, respectively. The net changes in the total valuation allowance for the years ended March 31, 2013, 2012 and 2011 were an increase of ¥4,285 million, a decrease of ¥15,960 million and a decrease of ¥12,391 million, respectively. The decreases for the years ended March 31, 2012 and 2011 were due primarily to a reduction in the valuation allowance at certain consolidated subsidiaries related to changes in assessment about the likelihood of recovery of certain deferred tax assets. The valuation allowance had been recorded as the subsidiaries had not yet demonstrated consistent and/or sustainable profitability to support the recognition of net deferred tax assets.

The decrease of the valuation allowance for the year ended March 31, 2012 mainly consists of ¥12,686 million by a change in assessment about the likelihood of recovery of a deferred tax asset related to the decision of the merger between Komatsu Rental Ltd. and the Company for the year ended March 31, 2012. The decrease of the valuation allowance for the year ended March 31, 2011 mainly consists of ¥13,579 million by a change in the likelihood of recovery of a deferred tax asset related to the decision of the merger between Komatsu Utility Co., Ltd. and the Company for the year ended March 31, 2011.

In assessing the realizability of deferred tax assets, management considers whether it is more likely than not that some portion or all of the deferred tax assets will be realized. The ultimate realization of deferred tax assets is dependent upon the generation of future taxable income during the periods in which those temporary differences become deductible and net operating losses available to be utilized. Management considers the scheduled reversal of deferred tax liabilities, projected future taxable income and tax planning strategies in making this assessment. Based upon the level of historical taxable income and projections for future taxable income over the periods in which the deferred tax assets, net of the existing valuation allowances at March 31, 2013 and 2012, are deductible, management believes it is more likely than not that the companies will realize the benefits of these deductible differences and net operating loss carryforwards. The amount of the deferred tax asset considered realizable, however, could be reduced in the near term if estimates of future taxable income during the carryforward period are reduced.

The Company and its domestic subsidiaries are subject to a National Corporate tax rate of 28%, an inhabitant tax of approximately 5% and a deductible Enterprise tax of approximately 8%, which in the aggregate resulted in a Japanese statutory tax rate of approximately 38.1% for the year ended March 31, 2013 and are subject to a National Corporate tax rate of 30%, an inhabitant tax of approximately 6% and a deductible Enterprise tax of approximately 8%, which in the aggregate resulted in a Japanese statutory tax rate of approximately 40.8% for the years ended March 31, 2012 and 2011. The inhabitant tax rate and Enterprise tax rate vary by local jurisdiction.

The differences between the Japanese statutory tax rates and the effective tax rates for the years ended March 31, 2013, 2012 and 2011, are summarized as follows:

	2013	2012	2011
Japanese statutory tax rate	38.1%	40.8%	40.8%
Increase (decrease) in tax rates resulting from:
Change in valuation allowance	1.3	(5.4)	(4.9)
Expenses not deductible for tax purposes	0.5	0.1	1.5
Income of foreign subsidiaries taxed at lower than Japanese normal rate	(6.2)	(6.7)	(8.3)
Tax credit for research and development expenses	(1.3)	(0.0)	(1.3)
Other, net	1.4	1.0	1.6

Effective tax rate	33.8%	29.8%	29.4%

On November 30, 2011, the National Diet of Japan approved the laws for amendments to previous income tax laws. Upon the change in the laws, the statutory tax rate in Japan will be changed to approximately 38.1% for fiscal years beginning on or after April 1, 2012, and to approximately 35.7% for fiscal years beginning on or after April 1, 2015. Thus, the Company and its domestic subsidiaries measured deferred tax assets and liabilities based on the tax rates to be applied in the fiscal years in which temporary differences are expected to be recovered or settled. The effect of tax rate changes in Japan did not have a material impact on Komatsu’s consolidated financial statements.

Foreign subsidiaries are subject to income taxes of the countries in which they operate. At March 31, 2013 and 2012, undistributed earnings of foreign subsidiaries amount to ¥629,808 million and ¥538,322 million, respectively. Komatsu has a policy to distribute a certain portion of undistributed earnings of foreign subsidiaries. As of March 31, 2013 and 2012, Komatsu recognized deferred tax liabilities of ¥1,773 million and ¥1,211 million, respectively, associated with those earnings. As of March 31, 2013 and 2012, Komatsu has not recognized deferred tax liabilities of ¥19,442 million and ¥20,138 million, respectively, for such portion of undistributed earnings of foreign subsidiaries that the Company intends to reinvest indefinitely.

At March 31, 2013, certain subsidiaries had net operating loss carryforwards aggregating approximately ¥59,780 million, which may be used as a deduction in determining taxable income in future periods. The period available to offset future taxable income varies in each tax jurisdiction as follows:

Year ending March 31, 2013	Millions of yen
Within 5 years	¥25,339
6 to 20 years	17,575
Indefinite periods	16,866

Total	¥59,780

Although Komatsu believes its estimates of unrecognized tax benefits are reasonable, uncertainties regarding the final determination of income tax audit settlements and any related litigation could affect the total amount of unrecognized tax benefits in the future periods. For the years ended March 31, 2013, 2012 and 2011, Komatsu did not have material unrecognized tax benefits and thus, no significant interest and penalties related to unrecognized tax benefits were recognized. Based on the information available as of March 31, 2013, Komatsu does not expect significant changes to the unrecognized tax benefits within the next twelve months.

Komatsu files income tax returns in Japan and various foreign tax jurisdictions. Komatsu is no longer subject to income tax examinations by the tax authority before and in the fiscal year ended March 31, 2009 in Japan and, is no longer subject to income tax examinations by the tax authority before and in the fiscal year ended March 31, 2006 in the United States. In other foreign tax jurisdictions, the other subsidiaries are no longer subject to income tax examinations by tax authorities before and in the fiscal year ended March 31, 2006 with few exceptions.